Equity based compensation - Additional Information (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) EquityInstruments	Dec. 31, 2020 CAD ($) EquityInstruments	Dec. 31, 2019 EquityInstruments
Disclosure Of Equity Based Compensation [Line Items]
Expense from share-based payment transactions with employees	$ 41,565,000	$ 42,906,000
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 9.53	$ 5.92
Performance factor (ratio)	1.1	1.2
Annual forfeiture rate share options granted	4.20%	5.80%
Expense from share-based payment transactions with employees	$ 31,300,000	$ 38,900,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	6,405	6,244	2,268
Deferred Share Units [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 11.49
Expense from share-based payment transactions with employees	$ 1,900,000	$ 800,000
Number of other equity instruments outstanding in share-based payment arrangement	388,896